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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F
                               FORM 13F COVER PAGE

       INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT
  TO SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

         Report for the Calendar Year or Quarter Ended March 31 , 2002.

Check here if Amendment;  / /       Amendment Number:
This Amendment (Check only one):            / / is a restatement.
                                            / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                                  White Mountains Insurance Group, Ltd.
Address of Principal Executive Office: 28 Gates Street
                                       White River Junction, Vermont 05001-7066
                                       U.S.A.

Form 13F File Number:                  028-01681

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained therein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    J. Brian Palmer
Title:   Chief Accounting Officer
Phone:   (802) 295-4500

Signature, Place, and Date of Signing:

/s/    J. Brian Palmer       White River Junction, Vermont         May 15, 2002
--------------------------------------------------------------------------------
[Signature]                        [City, State]                      [Date]


Report Type (Check only one):
[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number    Name
-                       None

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 2
                                            -------------

Form 13F Information Table Entry Total:          84 items
                                            -------------

Form 13F Information Table Value Total:      $336,763,432
                                            -------------

List of Other Included Managers:

Provide a numbered list of the names and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.       Form 13F File Number      Name

1.        028-07388                 FOLKSAMERICA HOLDING COMPANY, INC.
2.        028-00470                 ONEBEACON ASSET MANAGEMENT, INC.

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                      WHITE MOUNTAINS INSURANCE GROUP, LTD.

                   FORM 13F INFORMATION TABLE - MARCH 31, 2002


   --------------------------------------------------------------------------------------------------------------------------------
                                                                                                          Voting Authority (Shares)
                                 Title        CUSIP        Market     Amount and       Investment         -------------------------
   Name of Issuer               of Class      Number        Value   Type of Security   Discretion  Managers * Sole  Shared  None
   --------------------------------------------------------------------------------------------------------------------------------
 1 ACE LTD                        ORD      G0070K-10-3     704,730     16,900   SH      DEFINED     1, 3            16,900
 2 AENTA INC NEW                  COM      00817Y-10-8   3,493,800     90,000   SH      DEFINED     2, 3            90,000
 3 ALLEGHANY CORP DEL             COM      017175-10-0     549,938      2,933   SH      DEFINED     1, 3             2,933
 4 AMBAC FINL GROUP INC           COM      023139-10-8     776,475     13,145   SH      DEFINED     1, 3            13,145
 5 AMERADA HESS CORP              COM      023551-10-4   1,984,000     25,000   SH      DEFINED     1, 3            25,000
 6 AMERADA HESS CORP              COM      023551-10-4  17,856,000    225,000   SH      DEFINED     2, 3           225,000
 7 ANNUITY AND LIFE RE HLDGS      ORD      G03910-10-9     584,564     30,210   SH      DEFINED     1, 3            30,210
 8 AON CORP                       COM      037389-10-3   4,330,900    123,740   SH      DEFINED     1, 3           123,740
 9 AON CORP                       COM      037389-10-3   1,400,000     40,000   SH      DEFINED     2, 3            40,000
10 ARDEN RLTY INC                 COM      039793-10-4   3,266,000    115,000   SH      DEFINED     1, 3           115,000
11 AVALONBAY CMNTYS INC           COM      053484-10-1   3,456,120     69,400   SH      DEFINED     1, 3            69,400
12 AVIALL INC NEW                 COM      05366B-10-2     451,500     50,000   SH      DEFINED     2, 3            50,000
13 BANK ONE CORP                  COM      06423A-10-3   9,968,708    238,600   SH      DEFINED     2, 3           238,600
14 BERKLEY W R CORP               COM      084423-10-2     339,132      5,900   SH      DEFINED     1, 3             5,900
15 BERKSHIRE HATHAWAY INC DEL     CL B     084670-20-7   1,236,618        522   SH      DEFINED     1, 3               522
16 BERKSHIRE HATHAWAY INC DEL     CL B     084670-20-7   4,738,000      2,000   SH      DEFINED     2, 3             2,000
17 BERKSHIRE HATHAWAY INC DEL     CL A     084670-10-8   7,110,000        100   SH      DEFINED     2, 3               100
18 BISYS GROUP INC                COM      055472-10-4     356,730     10,120   SH      DEFINED     1, 3            10,120
19 BOSTON PROPERTIES INC          COM      101121-10-1   2,761,500     70,000   SH      DEFINED     1, 3            70,000
20 BRISTOL MYERS SQUIBB CO        COM      110122-10-8   3,020,554     74,600   SH      DEFINED     2, 3            74,600
21 CHATEAU CMNTYS INC             COM      161726-10-4     287,300     10,000   SH      DEFINED     1, 3            10,000
22 COUNTRYWIDE CR INDS INC DEL    COM      222372-10-4     317,725      7,100   SH      DEFINED     1, 3             7,100
23 DOW CHEM CO                    COM      260543-10-3   7,574,680    231,500   SH      DEFINED     2, 3           231,500
24 EQUITY OFFICE PROPERTIES TRU   COM      294741-10-3   3,632,689    121,130   SH      DEFINED     1, 3           121,130
25 EVEREST RE GROUP LTD           COM      G3223R-10-8     225,355      3,250   SH      DEFINED     1, 3             3,250
26 FAIRMONT HOTELS RESORTS INC    COM      305204-10-9   8,490,000    300,000   SH      DEFINED     2, 3           300,000
27 FIDELITY NATL FINL INC         COM      316326-10-7     482,571     18,300   SH      DEFINED     1, 3            18,300
28 FIRST DATA CORP                COM      319963-10-4     388,263      4,450   SH      DEFINED     1, 3             4,450
29 FORTUNE BRANDS INC             COM      349631-10-1   4,196,450     85,000   SH      DEFINED     2, 3            85,000
30 GABLES RESIDENTIAL TR       SH BEN INT  362418-10-5   1,698,435     54,700   SH      DEFINED     1, 3            54,700
31 GILLETTE CO                    COM      375766-10-2   5,604,848    164,800   SH      DEFINED     2, 3           164,800
32 GREAT LAKES CHEMICAL CORP      COM      390568-10-3     704,250     25,000   SH      DEFINED     1, 3            25,000
33 GREAT LAKES CHEMICAL CORP      COM      390568-10-3  12,958,200    460,000   SH      DEFINED     2, 3           460,000
34 GULF INDONESIA RES LTD         COM      402284-10-3     104,600     10,000   SH      DEFINED     1, 3            10,000
35 GULF INDONESIA RES LTD         COM      402284-10-3   1,109,806    106,100   SH      DEFINED     2, 3           106,100
36 HCC INS HLDGS INC              COM      404132-10-2     218,010      7,800   SH      DEFINED     1, 3             7,800
37 IHOP CORP                      COM      449623-10-7     271,703      8,060   SH      DEFINED     1, 3             8,060
38 INTERNATIONAL SPEEDWAY CORP    CL A     460335-20-1     272,372      5,960   SH      DEFINED     1, 3             5,960
39 INTERPUBLIC GROUP OF COS INC   COM      460690-10-0   8,724,260    254,500   SH      DEFINED     2, 3           254,500
40 LAFARGE NORTH AMERICA INC      COM      505862-10-2     443,642     10,260   SH      DEFINED     1, 3            10,260
41 LANDAMERICA FINL GROUP INC     COM      514936-10-3     312,016      9,010   SH      DEFINED     1, 3             9,010
42 LONGVIEW FIBRE CO              COM      543213-10-2   1,751,000    170,000   SH      DEFINED     2, 3           170,000
43 MACK CALI RLTY CORP            COM      554489-10-4   2,601,000     75,000   SH      DEFINED     1, 3            75,000
44 MARATHON OIL CORP              COM      565849-10-6     264,960      9,200   SH      DEFINED     1, 3             9,200
45 MARATHON OIL CORP              COM      565849-10-6  23,040,000    800,000   SH      DEFINED     2, 3           800,000
46 MATTEL INC                     COM      577081-10-2  11,774,600    565,000   SH      DEFINED     2, 3           565,000
47 MBNA CORP                      COM      55262L-10-0   8,628,109    223,700   SH      DEFINED     2, 3           223,700
48 MEREDITH CORP                  COM      589433-10-1     637,650     15,000   SH      DEFINED     1, 3            15,000
49 MEREDITH CORP                  COM      589433-10-1  10,202,400    240,000   SH      DEFINED     2, 3           240,000
50 MILLER HERMAN INC              COM      600544-10-0   3,424,320    144,000   SH      DEFINED     2, 3           144,000
51 OVERSEAS SHIPHOLDING GROUP I   COM      690368-10-5   1,944,000     80,000   SH      DEFINED     2, 3            80,000
52 PACIFIC CENTY FINL CORP        COM      694058-10-8     390,900     15,000   SH      DEFINED     1, 3            15,000
53 PAULA FINL DEL                 COM      703588-10-3     194,908    423,712   SH      DEFINED     2, 3           423,712
54 PEOPLES BK BRIDGEPORT CONN     COM      710198-10-2     246,500     10,000   SH      DEFINED     2, 3            10,000
55 PHOENIX COS INC NEW            COM      71902E-10-9     512,640     26,700   SH      DEFINED     1, 3            26,700
56 PMI GROUP INC                  COM      69344M-10-1   5,181,984     68,400   SH      DEFINED     2, 3            68,400
57 POTLATCH CORP                  COM      737628-10-7     673,800     20,000   SH      DEFINED     1, 3            20,000
58 POTLATCH CORP                  COM      737628-10-7   7,243,350    215,000   SH      DEFINED     2, 3           215,000
59 PROLOGIS TR                 SH BEN INT  743410-10-2   2,483,763    106,371   SH      DEFINED     1, 3           106,371
60 R H DONNELLEY CORP           COM NEW    74955W-30-7     345,076     11,340   SH      DEFINED     1, 3            11,340
61 RECKSON ASSOCS RLTY CORP       COM      75621K-10-6   4,793,904    194,400   SH      DEFINED     1, 3           194,400
62 RYDER SYS INC                  COM      783549-10-8   1,477,000     50,000   SH      DEFINED     1, 3            50,000
63 RYDER SYS INC                  COM      783549-10-8  14,229,418    481,700   SH      DEFINED     2, 3           481,700
64 SAFEWAY INC                  COM NEW    786514-20-8   6,960,092    154,600   SH      DEFINED     2, 3           154,600
65 SCHERING PLOUGH CORP           COM      806605-10-1   4,882,800    156,000   SH      DEFINED     2, 3           156,000
66 SECURITY CAP GROUP INC         CL B     81413P-20-4     272,529     10,700   SH      DEFINED     1, 3            10,700
67 SHURGARD STORAGE CTRS INC      COM      82567D-10-4   2,118,750     62,500   SH      DEFINED     1, 3            62,500
68 STANLEY WKS                    COM      854616-10-9   7,839,375    169,500   SH      DEFINED     2, 3           169,500
69 SUMMIT PPTYS INC               COM      866239-10-6   4,236,050    172,900   SH      DEFINED     1, 3           172,900
70 TJX COS INC NEW                COM      872540-10-9   4,441,110    111,000   SH      DEFINED     2, 3           111,000
71 TXU CORP                       COM      873168-10-8   3,395,973     62,300   SH      DEFINED     2, 3            62,300
72 UICI                           COM      902737-10-5     569,258     30,040   SH      DEFINED     1, 3            30,040
73 UNISOURCE ENERGY CORP          COM      909205-10-6   2,620,926    128,100   SH      DEFINED     1, 3           128,100
74 UNISOURCE ENERGY CORP          COM      909205-10-6  21,483,000  1,050,000   SH      DEFINED     2, 3         1,050,000
75 UNITED PARCEL SERVICE INC      CL B     911312-10-6   6,931,200    114,000   SH      DEFINED     2, 3           114,000
76 UNITED TECHNOLOGIES CORP       COM      913017-10-9   6,863,500     92,500   SH      DEFINED     2, 3            92,500
77 VERIZON COMMUNICATIONS         COM      92343V-10-4   2,842,710     61,664   SH      DEFINED     2, 3            61,664
78 VIACOM INC                     CL B     925524-30-8   5,567,387    115,100   SH      DEFINED     2, 3           115,100
79 VIAD CORP                      COM      92552R-10-9  10,169,600    363,200   SH      DEFINED     2, 3           363,200
80 VORNADO RLTY TR             SH BEN INT  929042-10-9   2,539,200     57,500   SH      DEFINED     1, 3            57,500
81 WACHOVIA CORP 2ND NEW          COM      929903-10-2     507,625     13,690   SH      DEFINED     1, 3            13,690
82 WADDEELL & REED FINL INC       CL A     930059-10-0     506,882     16,630   SH      DEFINED     1, 3            16,630
83 WASHINGTON MUT INC             COM      939322-10-3   7,179,271    216,700   SH      DEFINED     2, 3           216,700
84 WELLPOINT HEALTH NETWORK NEW   COM      94973H-10-8   6,392,468    100,400   SH      DEFINED     2, 3           100,400
                                                       336,763,432
                                                       ===========

*     1  =  Folksamerica Holding Company, Inc.  (Form 13F filed separately)
      2  =  OneBeacon Asset Management Inc.  (Form 13F filed separately)
      3  =  White Mountains Insurance Group, Ltd.